Capital and financial risk management - Risk management strategy of hedge relationships - Tabular disclosure (Details) € in Millions	12 Months Ended
	Mar. 31, 2019 EUR (€) SFr / € R / € £ / € kr / € ¥ / € $ / € $ / € $ / €	Mar. 31, 2018 EUR (€) SFr / € R / € £ / € kr / € ¥ / € $ / € $ / € $ / €
Risk management strategy of hedge relationships
Nominal amount	26,787	14,738
Carrying value assets	€ 1,639	€ 357
Carrying value liabilities	281	885
Other comprehensive income
(Gain)/Loss deferred to OCI	(1,663)	1,972
Gain/(Loss) recycled to financing costs	€ 1,279	(1,460)
Cash flow hedges | Cross currency and foreign exchange swaps | Hong Kong dollar bonds
Risk management strategy of hedge relationships
Nominal amount	233
Carrying value assets	€ 3
Carrying value liabilities	7
Other comprehensive income
Beginning balance	15
(Gain)/Loss deferred to OCI	(23)
Gain/(Loss) recycled to financing costs	21
Ending balance	€ 13	€ 15
Average FX rate | $ / €	8.96
Average euro interest rate	1.46%
Cash flow hedges | Foreign exchange risk | Cross currency and foreign exchange swaps | US dollar bonds
Risk management strategy of hedge relationships
Nominal amount	18,444	5,929
Carrying value assets	€ 1,273	€ 176
Carrying value liabilities	83	364
Other comprehensive income
Beginning balance	132	(183)
(Gain)/Loss deferred to OCI	(1,410)	1,570
Gain/(Loss) recycled to financing costs	1,099	(1,255)
Ending balance	€ (179)	€ 132
Average FX rate | $ / €	1.18	1.19
Average euro interest rate	2.83%	3.62%
Price of hedging instrument		3.62
Cash flow hedges | Foreign exchange risk | Cross currency and foreign exchange swaps | Australian dollar bonds
Risk management strategy of hedge relationships
Nominal amount	736	736
Carrying value assets	€ 14
Carrying value liabilities	2	€ 9
Other comprehensive income
Beginning balance	(4)
(Gain)/Loss deferred to OCI	(21)	14
Gain/(Loss) recycled to financing costs	8	(18)
Ending balance	€ (17)	€ (4)
Average FX rate | $ / €	1.56	1.56
Average euro interest rate	0.86%	0.86%
Price of hedging instrument		0.86
Cash flow hedges | Foreign exchange risk | Cross currency and foreign exchange swaps | Swiss franc bonds
Risk management strategy of hedge relationships
Nominal amount	624	624
Carrying value liabilities	€ 43	€ 68
Other comprehensive income
Beginning balance	16	4
(Gain)/Loss deferred to OCI	(25)	70
Gain/(Loss) recycled to financing costs	31	(58)
Ending balance	€ 22	€ 16
Average FX rate | SFr / €	1.08	1.08
Average euro interest rate	1.36%	1.36%
Price of hedging instrument		1.36
Cash flow hedges | Foreign exchange risk | Cross currency and foreign exchange swaps | Pound sterling bonds
Risk management strategy of hedge relationships
Nominal amount	2,720	1,212
Carrying value assets	€ 76	€ 18
Carrying value liabilities	112	175
Other comprehensive income
Beginning balance	8	(6)
(Gain)/Loss deferred to OCI	(39)	18
Gain/(Loss) recycled to financing costs	69	(4)
Ending balance	€ 38	€ 8
Average FX rate | £ / €	0.87	0.85
Average euro interest rate	2.45%	2.09%
Price of hedging instrument		2.09
Cash flow hedges | Foreign exchange risk | Cross currency and foreign exchange swaps | Hong Kong dollar bonds
Risk management strategy of hedge relationships
Nominal amount		233
Carrying value liabilities		€ 28
Other comprehensive income
Beginning balance	€ 15
(Gain)/Loss deferred to OCI		29
Gain/(Loss) recycled to financing costs		(14)
Ending balance		€ 15
Average FX rate | $ / €		8.96
Average euro interest rate		1.46%
Price of hedging instrument		1.46
Cash flow hedges | Foreign exchange risk | Cross currency and foreign exchange swaps | Japanese yen bonds
Risk management strategy of hedge relationships
Nominal amount	78	78
Carrying value assets	€ 1
Carrying value liabilities		€ 2
Other comprehensive income
(Gain)/Loss deferred to OCI	(3)	2
Gain/(Loss) recycled to financing costs	5	€ (2)
Ending balance	€ 2
Average FX rate | ¥ / €	128.53	128.53
Average euro interest rate	2.47%	2.47%
Price of hedging instrument		2.47
Cash flow hedges | Foreign exchange risk | Cross currency and foreign exchange swaps | Norwegian krona bonds
Risk management strategy of hedge relationships
Nominal amount	241	241
Carrying value assets	€ 2	€ 5
Carrying value liabilities	14	11
Other comprehensive income
Beginning balance	(4)	(9)
(Gain)/Loss deferred to OCI	5	14
Gain/(Loss) recycled to financing costs		(9)
Ending balance	€ 1	€ (4)
Average FX rate | kr / €	9.20	9.20
Average euro interest rate	1.19%	1.19%
Price of hedging instrument		1.19
Cash flow hedges | Foreign currency and interest rate risk | Currency swap contract | US dollar bonds
Risk management strategy of hedge relationships
Nominal amount	905	709
Carrying value assets	€ 33
Carrying value liabilities		€ 8
Other comprehensive income
Beginning balance	1	4
(Gain)/Loss deferred to OCI	(40)	98
Gain/(Loss) recycled to financing costs	51	(101)
Ending balance	€ 12	€ 1
Average FX rate | $ / €	1.15	1.17
Average euro interest rate	0.90%	0.57%
Price of hedging instrument		0.57
Cash flow hedges | Interest rate risk | Interest rate swaps | Euro loans
Risk management strategy of hedge relationships
Nominal amount	668	668
Carrying value liabilities	€ 17	€ 16
Other comprehensive income
Beginning balance	15	18
(Gain)/Loss deferred to OCI	1	(4)
Gain/(Loss) recycled to financing costs	(5)	1
Ending balance	€ 11	€ 15
Average euro interest rate	1.22%	1.22%
Price of hedging instrument		1.22
Fair value hedges | Interest rate risk | Interest rate swaps | US dollar bonds
Risk management strategy of hedge relationships
Nominal amount		2,115
Carrying value liabilities		€ 76
Fair value hedges | Interest rate risk | Interest rate swaps | Eurobonds
Risk management strategy of hedge relationships
Nominal amount	186	186
Carrying value assets	€ 117	€ 100
Net investment hedge | Foreign exchange risk | Cross currency and foreign exchange swaps | South African rand investment
Risk management strategy of hedge relationships
Nominal amount	1,952	2,007
Carrying value assets	€ 120	€ 58
Carrying value liabilities	3	128
Other comprehensive income
Beginning balance	918	758
(Gain)/Loss deferred to OCI	(108)	161
Ending balance	€ 810	€ 918
Average FX rate | R / €	15.23	14.62
Average euro interest rate	0.11%	0.13%
Price of hedging instrument		0.13